REVENUE INFORMATION - Revenue recognised (Details) - CNY (¥)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Change in Contract with Customer, Liability [Abstract]
Revenue recognised that was included in the contract liabilities balance at the beginning of the year	¥ 81,807,185	¥ 84,099,618	¥ 67,051,465